Cost of Revenues - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenues [Abstract]
Payroll and related benefits (including share-based compensation)	$ 724	$ 585	$ 551
Raw materials subcontractors and auxiliary materials	913	832	905
Shipping	87	44	42
Royalties to the IIA	101	99	96
Depreciation	178	186	161
Others	150	94	174
Total	$ 2,153	$ 1,840	$ 1,929